Non-controlling Interests - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 06, 2022 CAD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 06, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Disclosure of noncontrolling interests [line items]
Non-controlling interests		$ 37,541	$ 27,740
The subsidiaries with the exception of isoEnergy [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary		100.00%
IsoEnergy Ltd. [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary		50.10%	50.50%
Increase Decrease Through Warrants Exercised | shares	1,801,802		5,223,689
Class Of Warrants Exercise Price Per Share | $ / shares				$ 3.33	$ 0.6
Proceeds from exercise of warrants	$ 6,000		$ 3,134
Non-controlling interests	$ 7,027			$ 4,000